TRADE RECEIVABLES - Movements in provisions for impairment of freight receivables (Details) - Freight receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for expected credit loss
Balance as of 01 January	$ 3.1	$ 5.8	$ 3.7
Provisions for the year	3.4	0.7	3.1
Provisions reversed during the year	0.6	3.4	1.0
Balance as of 31 December	$ 5.9	$ 3.1	$ 5.8